Organization, Principal Activities and Management’s Plans	6 Months Ended
Apr. 30, 2025
Organization, Principal Activities and Management’s Plans [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS
1.	ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Decent Holding Inc. (the “Company” or “Decent”) is a holding company incorporated on January 6, 2022 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the issued and outstanding share capital of Decent Hong Kong Holding International Limited (“Decent HK”), which was incorporated in Hong Kong on February 24, 2022. Decent HK is also a holding company that is holding all of the equity interest of Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”), a wholly foreign owned enterprise incorporated in the People’s Republic of China (“PRC” or “China”) on September 30, 2022.

The Company, through its PRC subsidiary, WFOE, wholly owns Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”) that was incorporated on September 5, 2011. Decent China engages in wastewater treatment, river water quality management, and microbial product sales.

On December 19, 2022, the Company completed its reorganization of entities under the common control of all shareholders, who collectively owned a majority of the equity interests of the Company prior to the reorganization. WFOE wholly owns Decent China and all of these entities included in the Company are under common control, which results in the consolidation of Decent China at the carrying value. This transaction has been accounted for as a reorganization of entities under common control. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The details of the ownership and percentage of ownership of the Company and Decent China held by the shareholders before the reorganization are described below:

(i)	Decent China, the Operating Subsidiary incorporated under the laws of PRC, was incorporated on June 23, 2017. Prior to the reorganization, Mr. Dingxin Sun (“Mr. Sun”), Yantai Xinxing Investment Center (Limited Partnership), and Chaofu Chen, each hold 92.47%, 7.43% and 0.1% of equity interest of Decent China, respectively.

(ii)	On January 6, 2022, the Company was incorporated in the Cayman Islands and an authorized share capital of 500,000,000 shares of a par value of US$0.0001 per share.

(iii)	On December 19, 2022, the Company completed its reorganization of entities under the common control of all shareholders, who collectively owned a majority of the equity interests of the Company prior to the reorganization.

The table below demonstrates details about the shareholding structure of Decent China prior to the reorganization:

Name	Shares Owned	Percentage
Dingxin Sun	18,913,796	92.47%
Yantai Xinxing Investment Center (Limited Partnership)	1,519,750	7.43%
Chaofu Chen	20,454	0.10%
TOTAL	2,045,400	100.00%

The shareholding structure of Yantai Xinxing Investment Center (Limited Partnership) as of November 22, 2021 is as follows:

Names	Shares Owned	Percentage
Dingxin Sun	2,010,360	51.31%
Youquan Zhu	1,200,000	30.62%
Dingyan Sun	321,050	8.19%
Haicheng Xu	149,750	3.82%
Shaohui Jia	145,560	3.71%
Lianlian Wang	91,350	2.33%
TOTAL	3,918,070	100.00%

Upon the reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Decent Hong Kong Holding International Limited (“Decent HK”)	February 24, 2022	Hong Kong	100% directly owned by Decent Cayman	Investment Holding
Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”)	September 30, 2022	PRC	100% directly owned by Decent HK	Investment Holding
Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”)	September 5, 2011	PRC	100% owned by WFOE	Wastewater treatment, river water quality management, and microbial product sales

On January 23, 2025, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market, issuing an aggregate of 1,250,000 Ordinary Shares, par value $0.0001 per share, at a price of $4.00 per share. In addition, on January 21, 2025, the Company entered into an underwriting agreement with Craft Capital Management LLC, who acted as the representative of the underwriters, pursuant to which the Company granted the underwriters a 45-day option to purchase up to an additional 187,500 Ordinary Shares to cover the over-allotments option, if any. The initial public offering closed on January 23, 2025, with gross proceeds totaling US$5 million, before deducting underwriting discounts and offering expenses. The Ordinary Shares commenced trading on the Nasdaq Capital Market on January 22, 2025, under the ticker symbol “DXST.”